Convertible Notes and Warrants - Other - Additional Information (Detail) - USD ($)				9 Months Ended	12 Months Ended
	Feb. 10, 2014	Sep. 10, 2013	Sep. 10, 2012	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2015	Feb. 13, 2015	Sep. 30, 2013
Class Of Warrant Or Right [Line Items]
Warrant coverage amount						$ 502,605				$ 502,605
Exercise price of warrants	$ 10.00								$ 1.56
Preferred warrants outstanding after cancellation of warrants due to early termination clauses	1,587
Fair value of common stock warrants issued in conjunction with guarantees on additional borrowings				$ 135,222	$ 135,222	309,000
Warrant become exercisable for shares of common stock	50,260
Warrant liability					$ 1,070	$ 2,140,532		$ 709
Other [Member]
Class Of Warrant Or Right [Line Items]
Warrant coverage amount			$ 40,000
Exercise price of warrants	$ 10.00		$ 0.60
Proceeds received from sale of company preferred shares			$ 15,000,000
Expected life (in years)		5 years	7 years
Notice period for early termination of warrant			20 days
Preferred warrants outstanding after cancellation of warrants due to early termination clauses					1,587	1,587
Fair value of common stock warrants issued in conjunction with guarantees on additional borrowings		$ 309,000
Average risk free interest rate		1.38%
Expected dividend yield		0.00%
Expected volatility		105.00%
Fair value assumption, probability rate		25.00%
Fair value price		$ 0
Warrant liability						$ 282,000
Reclassification of common stock warrant liability to APIC upon IPO.	$ 304,000
Other [Member] | Black Scholes Valuation Model
Class Of Warrant Or Right [Line Items]
Fair value assumption, probability rate		75.00%
Other [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Exercise price		$ 3.08
Other [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Exercise price		$ 14.28
Black Scholes Valuation Model [Member]
Class Of Warrant Or Right [Line Items]
Fair value of common stock warrants issued in conjunction with guarantees on additional borrowings							$ 982,000
Stock price							$ 0.25
Exercise price							$ 0.54
Expected dividend yield							0.00%
Expected volatility							105.00%
Black Scholes Valuation Model [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Expected life (in years)							3 years 29 days
Average risk free interest rate							0.35%
Black Scholes Valuation Model [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Expected life (in years)							4 years 11 months 1 day
Average risk free interest rate							0.70%
Common Stock Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrant coverage amount		$ 502,605
Exercise price of warrants	$ 10.00
Warrant become exercisable for shares of common stock	50,260
Fair value assumption, probability rate						25.00%
Fair value price						$ 0
Warrant liability						$ 2,132,000
Common Stock Warrants [Member] | Black Scholes Valuation Model
Class Of Warrant Or Right [Line Items]
Fair value assumption, probability rate						75.00%